UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     MARCH 31, 2013
                                                   ------------------

Check here if Amendment [ ]; Amendment Number:   -----------------

This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RED ROCKS CAPITAL LLC
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Address:  25188 GENESEE TRAIL ROAD
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          SUITE 250
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          GOLDEN, CO 80401
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13F File Number:  28-14056
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     MATTHEW R. LUOMA
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Title:    CHIEF FINANCIAL OFFICER
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Phone:    (303) 679-8252
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Signature, Place, and Date of Signing:

       /S/MATTHEW R. LUOMA          GOLDEN, CO            MAY 15, 2013
       -------------------      ----------------      ----------------------
               [Signature]          [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
                             ---------------------



Report Summary:


Number of Other Included Managers:          0
                                            ------------------
Form 13F Information Table Entry Total:     9
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Form 13F Information Table Value Total:     283,726
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                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------   --------    ------   ------  -----
AMERICAN CAP LTD                COM        02503Y103  40,019  2,742,000  SH           SOLE                2,742,000
APOLLO GLOBAL MGMT LLC        CL A SHS     037612306  39,912  1,844,367  SH           SOLE                1,844,367
BLACKSTONE GROUP L P        COM UNIT LTD   09253U108  50,504  2,553,300  SH           SOLE                2,553,300
BROOKFIELD ASSET MGMT INC  CL A LTD VT SH  112585104  32,305    885,300  SH           SOLE                  885,300
CARLYLE GROUP L P         COM UTS LTD PTN  14309L102  17,917    592,295  SH           SOLE                  592,295
ICG GROUP INC                   COM        44928D108  19,892  1,593,903  SH           SOLE                1,593,903
KKR & CO L P DEL             COM UNITS     48248M102  50,907  2,634,947  SH           SOLE                2,634,947
OAKTREE CAP GROUP LLC     UNIT 99/99/9999  674001201  17,785    348,600  SH           SOLE                  348,600
SAFEGUARD SCIENTIFICS INC     COM NEW      786449207  14,485    916,754  SH           SOLE                  916,754
TOTAL                                                283,726

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